Stockholders’ Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of Stock Option Activity

The following table summarizes the stock option activity for the three months ended March 31, 2022:

	Options	Weighted- Average Exercise Price Per Share
Outstanding and exercisable, January 1, 2022	1,320,984	$1.54
Granted	11,250	$5.83
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding and expected to vest, March 31, 2022	1,332,234	$1.57

The following table summarizes the stock option activity under the 2016 Plan for the years ended December 31, 2021 and 2020:

	Options	Weighted-Average Exercise Price Per Share
Outstanding and exercisable, January 1, 2020	291,984	$1.33
Granted	-	$-
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding and exercisable, December 31, 2020	291,984	$1.33
Granted	1,029,000	$1.60
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding and expected to vest, December 31, 2021	1,320,984	$1.54

Schedule of Stock Outstanding and Exercisable

The following table discloses information regarding outstanding and exercisable options at March 31, 2022:

	Outstanding			Exercisable
Exercise Price	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$0.80	256,500	$0.80	8.95	128,250	$0.80
$1.33	291,984	1.33	3.42	291,984	1.33
$1.86	772,500	1.86	9.22	144,531	1.86
$5.83	11,250	5.83	9.79	469	5.83
	1,332,234	$1.57	7.91	565,234	$1.35

The following table discloses information regarding outstanding and exercisable options at December 31, 2021:

	Outstanding			Exercisable
Exercise Price	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$0.80	256,500	$0.80	9.20	96,188	$0.80
$1.33	291,984	1.33	3.67	291,984	1.33
$1.86	742,500	1.86	9.47	96,250	1.86
	1,320,984	$1.54	8.14	484,422	$1.33

Schedule of Stock Warrant Activity

The following table summarizes the stock warrant activity for the three months ended March 31, 2022:

	Warrants	Weighted-Average Exercise Price Per Share
Outstanding and exercisable, January 1, 2022	366,000	$3.93
Granted	31,500	$6.25
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding and exercisable, March 31, 2022	397,500	$4.11

The following table summarizes the stock warrant activity for the year ended December 31, 2021:

	Warrants	Weighted-Average Exercise Price Per Share
Outstanding and exercisable, December 31, 2020	-	$-
Granted	366,000	$3.93
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding and exercisable, December 31, 2021	366,000	$3.93

Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of Stock Outstanding and Exercisable

The following table discloses information regarding outstanding and exercisable warrants at March 31, 2022:

	Outstanding			Exercisable
Exercise Price	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$0.80	156,000	$0.80	8.99	156,000	$0.80
$6.25	241,500	6.25	4.71	-	-
	397,500	$4.11	6.39	156,000	$0.80

The following table discloses information regarding outstanding and exercisable warrants at December 31, 2021:

	Outstanding			Exercisable
Exercise Price	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$0.80	156,000	$0.80	9.23	156,000	$0.80
$6.25	210,000	6.25	4.96	-	-
	366,000	$3.93	6.78	156,000	$0.80